Shareholders’ Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Deficit) (Details) [Line Items]
Original issue price per share (in Dollars per share)	$ 1.2
Aggregate liquidation preference of shares	$ 33,785	$ 33,785
Net proceeds	$ 50,000
Shares authorized (in Shares)	22,000,000	22,000,000
Voluntary conversion description	subject to the listing of the Company’s Ordinary Shares on Nasdaq, the voluntary conversion of all the Ordinary 1, Ordinary 2, Preferred B, Preferred B-1 and Preferred B shares of the Company into Ordinary Shares (collectively, the “Voluntary Conversion”), (ii) subject to the listing of the Company’s Ordinary Shares on Nasdaq, a reverse share split of all outstanding Ordinary Shares of the Company at a ratio of 5:1 so that each 5 ordinary shares nominal value NIS 0.01 each shall be consolidated into 1 Ordinary Share each, and (the “Reverse Share Split”) (iii) subject to the listing of the Company’s Ordinary Shares on Nasdaq, the recapitalization and redistribution of the entire share capital of the Company (the “Recapitalization”), so that following such Voluntary Conversion and Recapitalization, the share capital of the Company shall consist of NIS 11,100,000 divided into 222,000,000 Ordinary Shares each of which 9,790,040 are issued and outstanding (post the aforesaid Reverse Share Split).
Minimum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Shares authorized (in Shares)	22,000,000
Maximum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Shares authorized (in Shares)	222,000,000